Submission	May 01, 2025
Submission [Line Items]
Central Index Key	0000035527
Registrant Name	FIFTH THIRD BANCORP
Registration File Number	333-286007
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES